Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Details) - Parent Company [Member] - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Current assets
Cash	$ 426,700	$ 85,297
Due from intercompany entity	2,579,000	6,000
Other assets, current	1,083,700
Non-current assets
Investment in subsidiaries	5,698,240	5,696,012
Deferred IPO cost		967,793
Total assets	9,787,640	6,755,102
Current liabilities
Payroll payable	20,000
Due to intercompany entity	2,325,895	1,737,793
Total liabilities	2,345,895	1,737,793
Shareholders’ equity
Ordinary shares, US$0.0001 par value, authorized 500,000,000 shares as of April 30, 2025 and October 31, 2024; 16,250,000 and 15,000,000 shares issued and outstanding as of April 30, 2025 and October 31, 2024, respectively	1,625	1,500
Subscription receivable	(1,500)	(1,500)
Additional paid-in capital	4,245,254	1,210,094
Statutory reserve	420,231	402,621
Retained earnings	3,054,244	3,551,019
Accumulated other comprehensive loss	(278,109)	(146,425)
Total shareholders’ equity	7,441,745	5,017,309
Total liabilities and shareholders’ equity	$ 9,787,640	$ 6,755,102